Income Taxes - Reconciliation of Temporary Differences in Deferred Tax Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reconciliation of changes in deferred tax liability
Beginning balance	$ 298,071
Increase (decrease) in deferred tax liability (asset)	163,618
Ending balance	461,689
Rental properties
Reconciliation of changes in deferred tax liability
Beginning balance	297,057
Increase (decrease) in deferred tax liability (asset)	164,005
Ending balance	461,062
Other
Reconciliation of changes in deferred tax liability
Beginning balance	1,014
Increase (decrease) in deferred tax liability (asset)	(387)
Ending balance	$ 627